Depreciation, depletion and amortization (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	$ 4,641	$ 4,098	$ 8,824	$ 8,248
UNITED STATES
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	1,897	1,703	3,633	3,273
Non-US
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	2,744	2,395	5,191	4,975
Operating segments [member] | gas & low carbon energy
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	1,407	1,209	2,573	2,502
Operating segments [member] | oil production & operations
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	1,933	1,698	3,720	3,355
Operating segments [member] | customers & products
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	1,060	939	2,045	1,883
Other Business And Corporate, Non-Segment
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	$ 241	$ 252	$ 486	$ 508